Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Differed Tax Assets (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 18,705	$ 224	₨ 15,454
Net Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	5,556	67	4,645
Net Deferred Tax Assets | Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	24,218	291	26,323
Net Deferred Tax Assets | Deferred Tax Assets | Compound financial instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	3,113	37	2,811
Net Deferred Tax Assets | Deferred Tax Assets | Mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	78	1	334
Net Deferred Tax Assets | Deferred Tax Assets | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	358	4	129
Net Deferred Tax Assets | Deferred Tax Assets | Unamortised ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	1	0
Net Deferred Tax Assets | Deferred Tax Assets | Provision for decommissioning costs
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	811	10	1,596
Net Deferred Tax Assets | Deferred Tax Assets | Expected credit losses
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	53	1	166
Net Deferred Tax Assets | Deferred Tax Assets | Tax Losses available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	18,828	226	20,055
Net Deferred Tax Assets | Deferred Tax Assets | Unused tax credt (Minimum alternate tax)
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	167	2	195
Net Deferred Tax Assets | Deferred Tax Assets | Lease liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	377	5	315
Net Deferred Tax Assets | Deferred Tax Assets | Government grant (viability gap funding)
Deferred Tax Assets [Abstract]
Deferred tax assets (net)			353
Net Deferred Tax Assets | Deferred Tax Assets | Others
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	432	5	369
Net Deferred Tax Assets | Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	18,662	224	21,678
Net Deferred Tax Assets | Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	37	0	240
Net Deferred Tax Assets | Deferred Tax Liabilities | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	17,923	215	20,836
Net Deferred Tax Assets | Deferred Tax Liabilities | Unamortised ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	142	2	159
Net Deferred Tax Assets | Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	522	6	442
Net Deferred Tax Assets | Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 38	$ 0	₨ 1